Filed with the U.S. Securities and Exchange Commission on January 23, 2015

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 631	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 633	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on March 30, 2015 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 631 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of adding a shareholder servicing plan fee, adding the audited financial statements and certain related financial information for the fiscal year ended September 30, 2014, and making certain other miscellaneous changes, for the Trust’s series:  PIA High Yield Fund.

Subject to Completion—Dated January 23, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

P R O S P E C T U S

March 30, 2015

PIA High Yield Fund
Institutional Class (formerly, Investor Class) (PHYSX)

(the “Fund”)

The Fund is a series of
Advisors Series Trust

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - PIA High Yield Fund Class I Prospectus

SUMMARY SECTION
PIA High Yield Fund (the “Fund”)

Investment Objectives

The Fund’s primary objective is to seek a high level of current income.  The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.90%
Less: Fee Waiver and Expense Reimbursement(2)	-0.17%
Net Annual Fund Operating Expenses	0.73%
(1)	Management fees have been restated to reflect current fees.
(2)
Effective at the close of business on December 31, 2014, Pacific Income Advisers, Inc. (the “Adviser”) has further agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the Fund through at least March 29, 2016 to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.73% of the average daily net assets of the Institutional Class (the “temporary expense limitation”).  The temporary expense limitation may be discontinued at any time after March 29, 2016.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods.  Prior to January 1, 2015, the contractual expense cap for Institutional Class shares of the Fund under the Fund’s written operating expenses limitation agreement was 0.98%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$75	$270	$482	$1,092

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

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1

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), convertible securities, forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of [   ] years as of January 31, 2015.  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 30% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.    The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

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2

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.
•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.
•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.
•
Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

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3

•
Currency Risk.  The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Performance
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  Effective at the close of business on December 31, 2014, the former Investor Class shares were re-designated as Institutional Class shares.  The performance shown below reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the former Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 – Institutional Class
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2014)	1 Year	Since Inception (12/31/2010)
Institutional Class Shares(1)
Return before Taxes	1.94%	7.00%
Return after Taxes on Distributions	-0.63%	4.45%
Return after Taxes on Distributions and Sale of Fund Shares	1.19%	4.37%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	2.45%	7.56%
(1)
The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014.  Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

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4

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management

Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, and Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Lloyd McAdams, Chairman and Chief Investment Officer is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Sydow, Mr. Buckle and Mr. Lisko each co-managed the Fund since its inception in December 2010, while Mr. McAdams has co-managed the Fund since November 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (PIA High Yield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Institutional Class shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000,000	$100
Retirement Accounts	$1,000,000	$100
Automatic Investment Plan	$1,000,000	$100

Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred arrangement.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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5

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), convertible securities, forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objectives can be achieved.  An investment in the Fund might not earn income and investors could lose money.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

How We Invest Our Assets

In building a high yield portfolio, the Adviser considers the risk and opportunities presented by the industries within the high yield universe.  Since default rates are frequently clustered by industry, the Adviser believes this top down approach is an important component in the creation of a high yield portfolio.  The Adviser evaluates the bond issuers within the selected industries and identifies those securities which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.

The Adviser favors investments where it perceives risk and reward characteristics to be attractive versus the high yield market.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser believes these investments have the most opportunity for capital appreciation as the market over time begins to recognize this pricing inefficiency.

Duration is a measure of a debt security’s price sensitivity.  Duration takes into account the timing of a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.  By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.  In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the Fund will normally range within two years (plus or minus) of the duration of the Barclays Index which was [   ] years as of January 31, 2015.  The actual duration for the Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

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Derivative Instruments

The Fund may invest up to 5% of its net assets in derivative instruments, such as debt futures contracts, option contracts, options on securities, options on debt futures, credit default swaps, interest rate swaps and other derivative instruments.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds;
•	To reduce the Fund’s transaction costs or for hedging purposes; and
•	To add value when these instruments are favorably priced.

Additionally, from time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 30% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).  The 1940 Act requires that the Fund’s assets exceed 300% of any borrowings by the Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes in response to adverse market, economic, political or other conditions, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Related Risks

There are a number of risks associated with the various securities in which the Fund will at times invest.  These include:

•
Risks Associated with High Yield Securities.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

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7

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.  The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.  The Fund may be exposed to counterparty risk through its investments in debt securities and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction.  There is always the risk that the Adviser's analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions.  To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

•
Credit Risk.  The issuers of the bonds and other fixed income instruments held by the Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Fund’s shares will fluctuate, you could lose money.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  Bond prices generally rise when interest rates decline and decline when interest rates rise.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

•
Liquidity Risk.  Certain fixed income securities or derivative instruments held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities or instruments longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security or instrument at a particular time and price.

•
Derivatives Risk.  The Fund’s use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative instruments.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

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•
ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  The Fund also will incur brokerage costs when it purchases ETFs.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

•
Leverage Risk.  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  The risk that the value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

•
Foreign Securities and Emerging Markets Risk.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  Investment in emerging markets involves risks in addition to those generally associated with investments in securities of foreign issuers, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

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•
Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.  The Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

•
Convertible Securities Risk.  Convertible securities are debt securities that may be converted at either a stated price or stated rate into shares of common or preferred stock, and so are subject to the risks of investments in both debt securities and equity securities.  Due to the conversion feature, convertible debt securities generally yield less than non-convertible securities of similar credit quality and maturity.  The values of convertible securities tend to decline as interest rates rise.  In addition, because of the conversion feature, the market values of convertible securities tend to vary with fluctuations in the market values of the underlying preferred and common stocks.  The Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into stock at a specified date and conversion ratio, or that are convertible at the option of the issuer.  When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Fund’s website at www.piamutualfunds.com within five to ten business days after the end of the period.

MANAGEMENT OF THE FUND
Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Fund.  The Adviser has been in business since 1986.  As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  It makes the decisions as to which securities to buy and which securities to sell.  For the fiscal year ended November 30, 2014, the Adviser received net management fees as a percentage of average daily net assets of 0.63% from the Fund, after any waivers.

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A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is included in the Fund’s semi-annual report for the period ended May 31, 2014.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series, except for the PIA High Yield (MACS) Fund, PIA Short-Term Securities Fund, PIA Short Duration Bond Fund, PIA BBB Bond Fund, and PIA MBS Bond Fund (collectively, the “PIA Funds”).

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.  Mr. Sydow received his joint undergraduate degrees (Summa Cum Laude) in Economics and History in 1977 from UCLA and joint graduate degrees with high honors in Finance (M.B.A.) and Law (Juris Doctor) in 1981 from UCLA.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.  Mr. Buckle earned a B.S. in Finance and Accounting in 1986 and an M.B.A. with honors in 1990 from the University of Southern California.  Mr. Buckle is a Chartered Financial Analyst.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.  Mr. Lisko received his joint undergraduate degrees in Finance and Accounting from Ohio State and his M.B.A. from the University of Miami.

Lloyd McAdams, CFA, CEBS
Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation.  From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders.  Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Mutual Funds.  He is a Chartered Financial Analyst and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.

Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to certain other accounts in a composite (the “High Yield Composite”) managed by the Adviser.  The High Yield Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the High Yield Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the High Yield Composite as indicative of the future performance of the Fund.

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The following tables set forth performance data relating to the historical performance of the High Yield Composite which represents all of the private accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The private accounts that are included in the High Yield Composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, (the “Code”) as amended.  Consequently, the performance results for the Adviser’s High Yield Composite could have been adversely affected if the private accounts included in the High Yield Composite had been regulated as investment companies under the federal securities laws.

High Yield Composite Returns – as of December 31, 2014
Annualized Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (3/1/99)
PIA High Yield Composite (Net)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
PIA High Yield Composite (Gross)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Corporate High-Yield Index(1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
(1)
The Barclays U.S. Corporate High-Yield Index covers the universe of fixed rate, non-investment grade debt.  Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included.  Non-EMG countries refers to non-emerging market countries.  Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included.  The index includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.  The Yankee sector has been discontinued as of July 1, 2000.  The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors.  You cannot invest directly in an index.

The High Yield Composite was created in March 1999 and is managed by the Adviser.  Returns are presented gross and net of fees and include the reinvestment of all income.  Gross and net of fee returns are net of all transaction costs.  Net of fee performance was calculated using the actual management fee, applied to the gross results on a monthly basis.  Prior to March 31, 2011, the highest management fee was 0.50%.  Net of fee performance for presentations presented prior to fourth quarter 2013  were calculated using the highest fee of 0.65% for the periods from second quarter 2011 through third quarter 2013. Actual investment advisory fees incurred by clients may vary.  The fees and expenses associated with an investment in the High Yield Composite are generally lower than the fees and expenses (taking into account the Expense Cap) associated with an investment in the Fund, so that if the High Yield Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been lower.

Annual Disclosure Presentation – High Yield Composite
		Composite Assets
Year End	Total firm assets (Millions)(2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2014	$[ ]	[ ]	[ ]	[ ]	[ ]
2013	$11,829	520	7	1	0
2012	$13,344	40	1	0	0
2011	$3,895	27	2	0	0

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Composite Assets
Year End	Total firm assets (Millions)(2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2010	4,387	11	1	100	0
2009	־	10	1	100	100
2008	־	8	1	100	100
2007	־	11	1	100	100
2006	־	14	1	100	100
2005	־	1,536	2	1	1
2004	־	1,522	3	1	1
2003	־	1,265	2	1	1
2002	־	888	2	1	1
2001	־	648	2	1	1
2000	־	465	2	1	1
1999(1)	־	507	2	1	1
(1) 1999 is a partial period from March 1 through December 31.
(2)  The PIA High Yield Composite was managed at another firm other than Pacific Income Advisers (“PIA”) prior to 2010, but had the same lead portfolio managers.

Annual Performance Results
Year End	Composite Gross	Composite Net	Barclays U.S. Corporate High-Yield Index	Composite 3 Year Ex-Post STD	Index 3 Year Ex-Post STD
2014	[ ]	[ ]	[ ]	[ ]	[ ]
2013	9.41	8.90	7.44	5.33	6.41
2012	14.63	13.90	15.81	5.40	7.08
2011	4.44	3.81	4.98	7.23	11.09
2010	16.94	16.36	15.12	11.72	17.03
2009	44.33	43.63	58.21	11.57	16.93
2008	-17.70	-18.12	-26.16	10.14	13.41
2007	7.59	7.06	1.87	4.70	4.74
2006	18.61	18.03	11.85	4.63	3.95
2005	6.81	6.28	2.74	4.48	5.55
2004	16.00	15.43	11.13	4.14	8.38
2003	23.64	23.03	28.97	7.03	10.65
2002	11.63	11.08	-1.41	8.01	10.34
2000	-8.42	-8.88	-5.86	N.A.(2)	N.A.(2)
1999(1)	4.81	4.38	1.49	N.A.(2)	N.A.(2)
(1) 1999 is a partial period from March 1 through December 31.
(2) The 3 year Ex-post standard deviation is not presented since there are not 36 monthly returns available prior to this period.

The High Yield Composite consists of portfolios whose major concentration is in high yield bonds, both public and private.  Equity-linked securities purchased in conjunction with a debt security and equity securities obtained in exchange offers or insolvency proceedings, as well as leveraged corporate loans may also be included.  The portfolios are constrained to be substantially fully invested with minor cash holding.  On January 1, 2009, a substantially large equity position (which included several securities) became non-discretionary and was transferred from the portfolio when the client restricted the portfolio manager from selling the positions due to tax consequences.  Performance presented from March 1, 1999 through April 30, 2010, was generated while the Portfolio Managers were affiliated with a prior firm.  The current Portfolio Management Team consists of the original members, less one, and they are the only individuals responsible for selecting the securities to buy and sell.  Prior to November 1, 2010, the composite was named the U.S. High Yield Composite.  The primary index was formerly the Credit Suisse High Yield Index.  The index was changed to the Barclays U.S. Corporate High-Yield Index on May 1, 2010, since we believe it is more commonly recognized as the industry standard index for the high yield asset class.  There is no minimum account size.

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Pacific Income Advisers, Inc. is an autonomous investment management firm registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The firm maintains a complete list and description of composites, which is available upon request.

The U.S. Dollar is the currency used to express performance.  Returns are presented gross and net of management fees and include the reinvestment of all income.  Net of fee performance was calculated using the actual management fee, applied to the gross results on a monthly basis.  Prior to March 31, 2011, the highest management fee was 0.50%.  Net of fee performance for presentations presented prior to fourth quarter 2013 were calculated using the highest fee of 0.65% for the periods second quarter 2011 through third quarter 2013.  Actual investment advisory fees incurred by clients may vary.  Since inception of the Composite, the dispersion number has not been applicable due to the insufficient number of portfolios (i.e., less than 6) for each calendar year.  Prior to November 1, 2010, carve-outs reflect the capping of cash to 8% of NAV on an account which represents the personal holdings of one of the portfolio managers in order to align such cash amount to the level typical of an institutional account. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

The management fee schedule is as follows: 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the balance.  Actual investment advisory fees incurred by clients may vary.

Pacific Income Advisers claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards.   The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance, and may produce different results.  Pacific Income Advisers has been independently verified for the periods January 1, 1994 through December 31, 2014, by [           ].

Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  The High Yield composite has been examined for the periods May 1, 2010 through December 31, 2014.  The verification and performance examination reports are available upon request.  Prior to May 1, 2010, the track record was reviewed for conformance with the portability requirements of GIPS standards.  The predecessor firm was also verified and the composite underwent a performance examination from inception in March 1999 to December 31, 2009 by [            ].

Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.  Beginning May 1, 2010, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of 20% of portfolio assets or greater.  Additional information regarding the treatment of significant cash flows is available upon request.  Past performance is not indicative of future results.

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Fund Expenses
The Fund is responsible for its own operating expenses.  Effective at the close of business on December 31, 2014, however, the Adviser has further agreed to temporarily waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.73% of average daily net assets for the Fund’s Institutional Class shares through at least March 29, 2016.  The Adviser’s temporary expense limitation for the Fund may be discontinued at any time after March 29, 2016.  Any waiver in management fees or payment of Fund expenses made by the Adviser under the temporary expense limitation may not be recouped by the Adviser in subsequent fiscal years.

Prior to January 1, 2015, the Adviser contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.98% of average daily net assets for the Fund’s Institutional Class, through at least March 29, 2015.  The term of the Fund’s written operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any contractual waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.

FUND’S SHARE PRICE

Shares of the Fund are sold based on the NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The Fund will process purchase orders that it receives in good order and accept and redeem orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accept and redeem orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

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In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

PURCHASING SHARES
Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Institutional Class and Class A.  Class A shares are offered in a separate prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Institutional Class shares do not impose a front-end sales charge, contingent deferred sales charge (“CDSC”), Rule 12b-1 distribution and servicing fee or a shareholder servicing plan fee.  If you purchase Institutional Class shares, you will pay the NAV per share next determined after the order is received.

•
Class A shares are charged a front-end sales load.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee as well as a 0.15% shareholder servicing plan fee.  Class A shares do not have a CDSC except that a charge of 0.75% applies to certain redemptions made within twelve months following purchases of $1,000,000 or more without an initial sales charge.

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How to Purchase Shares from the Fund

Read this Prospectus carefully.  Determine how much you want to invest, keeping in mind the following minimums:

New accounts
IRAs and qualified retirement plans	$1,000,000
Automatic Investment Plan	$1,000,000
All other accounts	$1,000,000

Existing accounts
Dividend reinvestment	No Minimum
All accounts	$100

The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	existing clients of the Adviser, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

Complete the account application carefully following the instructions.  For additional investments, please use the stub from an account statement or prepare a brief letter stating the registration of your account, the name of the Fund and your account number.  If you have any questions, please call 1-800-251-1970.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Fund, you may invest directly by mail.  You may obtain an account application by contacting the call center at 1-800-251-1970.  Simply mail the account application with a check (made payable to the Fund) to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), at the address below.

All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks or any conditional order or payment.

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If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Shares of the Fund have not been registered for sale outside of the United States.  The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA High Yield Fund”) to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Investing by wire.  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:  PIA High Yield Fund
Shareholder Registration
Shareholder Account Number

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If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-800-251-1970.  If you have accepted Telephone Options on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per Fund per day through the ACH network. Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Subsequent Investments

You may purchase additional shares of the Fund through your investment broker or dealer.  You can also send a check, with the stub from an account statement, to the Fund at the address noted above under “How to Purchase Shares from the Fund.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Fund at 1-800-251-1970.

Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Fund as an investment alternative in the programs they offer or administer.  Servicing agents may:

1.
Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund’s minimum purchase requirement;

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2	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund;

3.
Charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers; and/or

4.
Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  This means that the Fund will process the purchase order at the NAV per share which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Fund Mailings

Statements and reports that the Fund sends to you include the following:
•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Automatic Investment Plan

The Fund offers an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis

•	Automatic purchases of Fund shares can be made for as little as $1,000,000 per purchase.

•	You may elect to have your automatic purchase made on any day of the month. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

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•	The Fund does not currently charge a fee for an AIP, however, the Fund may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

Other Information about Purchasing Shares of the Fund

Please note that your account application will be returned if any information is missing.

The Fund may reject any account application for any reason.  Shares of the Fund are generally available in all states.

The Fund will send investors a written confirmation for all purchases of shares.

The Fund offers the following retirement plans:

• Traditional IRA	• SEP IRA
• Roth IRA	• SIMPLE IRA

Investors can obtain further information about the IRAs by calling the Fund at 1-800-251-1970.  The Fund recommends that investors consult with a financial and tax adviser regarding the IRAs before investing through them.

REDEEMING SHARES
How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Fund at its NAV per share on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions through Servicing Agents

If you own your shares through a Servicing Agent, you will have to contact your Servicing Agent to redeem your shares.  The NAV per share for a redemption is that next calculated after receipt of the order from the Servicing Agent.  The Servicing Agent is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.  Your Servicing Agent may charge you a fee for handling your redemption transaction.

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Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the Fund.  You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed exactly as the shares are registered by all of the shareholders whose names appear on the account registration and sent to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Signature Guarantees – Financial Transactions

A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and/or
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Send the letter of instruction to:
PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

How to Redeem (Sell) Shares by Telephone

Redemptions by telephone.  If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before 4:00 p.m., Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000.  Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

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By using telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

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Payment of Redemption Proceeds

If you own your shares through a Servicing Agent, the Servicing Agent will credit your account promptly in accordance with the Servicing Agent’s procedures.  If you own your shares directly (in your own name), payments for telephone and written redemptions are normally made on the next business day, but no later than seven days after the receipt of a request that meets the requirements described above.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.  If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until they have been notified that the check used to purchase the shares has been collected, a process which may take up to 15 calendar days.  This delay may be avoided by investing by wire.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.	The redemption may result in a taxable gain;

2.
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding;

3.	The Fund may delay the payment of redemption proceeds for up to seven calendar days in all cases;

4.
If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 calendar days from the date of purchase); and

5.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

The Fund may pay redemption requests “in kind.”  This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  A redemption, whether in cash or in-kind, is a taxable event to you.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of one PIA Fund for shares of another PIA Fund in the Trust, which are offered in separate prospectuses, without incurring any additional sales charges.  However, you should note the following:

•	Exchange may only be made between like shares classes;
•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

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•	Before exchanging into another PIA Fund, read a description of the fund in its separate prospectus. A copy of the prospectus for each PIA Fund may be obtained by calling 1-800-251-1970;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held;
•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you have accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee; and
•	The minimum exchange amount between existing accounts invested in the PIA Funds is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the PIA Funds by telephone, in writing or through your Broker or other financial intermediary.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

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Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

DISTRIBUTION OF FUND SHARES
Distributor

Quasar Distributors, LLC (“Quasar” or “Distributor”), an affiliate of U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

Service Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

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DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year. You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.  Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income or capital gains, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Since the Fund does not expect to invest in dividend-paying corporate stocks, dividends from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  An additional federal Medicare contribution tax of 3.8% applies to net investment income (which generally will include dividends and capital gains from the Fund) to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

If you sell or exchange your Fund shares, it is a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in Fund shares.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Adviser does not consider the tax effects of its investment decisions to be of primary importance in implementing the Fund’s investment objective.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

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By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Fund.

INDEX DESCRIPTION
Please note that you cannot invest directly in an index.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for Institutional Class shares since its commencement of operations.  Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by [                ], the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

PIA High Yield Fund – Institutional Class (formerly, Investor Class)

	Fiscal Year Ended November 30,
	2014	2013	2012	December 31, 2010* through November 30, 2011
Per Share Operating Performance (For a fund share outstanding throughout each period)
Net asset value, beginning of period	$10.72	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.59	0.65	0.65	0.45
Net realized and unrealized gain/(loss) on investments and swap contracts	(0.14)	0.27	0.73	(0.21)
Total from investment operations	0.45	0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.59)	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.11)	(0.05)	--	--
Total distributions	(0.70)	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$10.47	$10.72	$10.51	$9.80

Total Return	4.26%	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$88,606	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98%	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.00%	1.10%	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	5.62%	6.22%	6.55%	5.67	%+
Before fee waivers and expense reimbursements	5.60%	6.10%	6.23%	3.62	%+
Portfolio turnover rate	31%	33%	36%	33	%++
*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
[            ]
[            ]
[            ]

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

PIA High Yield Fund

The Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Fund, you may want to read the Fund’s Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Fund’s investments is available, without charge, upon request, in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”).  In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Fund’s website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA High Yield Fund

Institutional Class (PHYSX)

PROSPECTUS
March 30, 2015

Subject to Completion—Dated January 23, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

P R O S P E C T U S

March 30, 2015

PIA High Yield Fund
Class A (Not available for purchase)

(the “Fund”)

The Fund is a series of
Advisors Series Trust

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

PIA High Yield Fund (the “Fund”)

Investment Objectives

The Fund’s primary objective is to seek a high level of current income.  The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 17 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 48 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)		Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)		0.55%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(2)		0.55%
Shareholder Servicing Plan Fee	0.15%
Total Annual Fund Operating Expenses		1.35%
Less: Fee Waiver and Expense Reimbursement(3)		-0.22%
Net Annual Fund Operating Expenses		1.13%
(1)	Management fees have been restated to reflect current fees.
(2)	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
(3)
Effective at the close of business on December 31, 2014, Pacific Income Advisers, Inc. (the “Adviser”) has further agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the Fund through at least March 29, 2016 to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 1.13% of the average daily net assets of Class A (the “temporary expense limitation”).  The temporary expense limitation may be discontinued at any time after March 29, 2016.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods.  Prior to January 1, 2015, the contractual expense cap for Class A shares of the Fund under the Fund’s written operating expenses limitation agreement was 1.23%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$511	$790	$1,090	$1,941

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), convertible securities, forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of [     ] years as of January 31, 2015. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 30% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

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Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.
•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.
•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.
•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

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•
Currency Risk.  The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Performance
The following performance information provides some indication of the risks of investing in Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  As of the date of this Prospectus, Class A shares had not commenced operations.  For that reason, the performance information below is that of the Fund’s Institutional Class shares.  Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 – Institutional Class
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

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Average Annual Total Returns (for the periods ended December 31, 2014)	1 Year	Since Inception (12/31/2010)
Institutional Class Shares(1)
Return before Taxes	1.94%	7.00%
Return after Taxes on Distributions	-0.63%	4.45%
Return after Taxes on Distributions and Sale of Fund Shares	1.19%	4.37%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	2.45%	7.56%
(1)
The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014.  Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.  Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities.  Annual returns will differ only to the extent the expenses of the classes differ.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management

Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, and Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Lloyd McAdams, Chairman and Chief Investment Officer, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio.    Mr. Sydow, Mr. Buckle and Mr. Lisko each co-managed the Fund since its inception in December 2010, while Mr. McAdams has co-managed the Fund since November 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (PIA High Yield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-251-1970, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$50
Retirement Accounts	$100	$50
Automatic Investment Plan	$50	$50

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Tax Information

Fund distributions are taxable and will be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred arrangement.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), convertible securities, forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. This non-fundamental policy may only be changed upon 60 days’ prior written notice to shareholders.

Please remember that an investment objective is not a guarantee and there is no assurance that the Fund’s investment objectives can be achieved.  An investment in the Fund might not earn income and investors could lose money.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

How We Invest Our Assets

In building a high yield portfolio, the Adviser considers the risk and opportunities presented by the industries within the high yield universe.  Since default rates are frequently clustered by industry, the Adviser believes this top down approach is an important component in the creation of a high yield portfolio.  The Adviser evaluates the bond issuers within the selected industries and identifies those securities which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.

The Adviser favors investments where it perceives risk and reward characteristics to be attractive versus the high yield market.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser believes these investments have the most opportunity for capital appreciation as the market over time begins to recognize this pricing inefficiency.

Duration is a measure of a debt security’s price sensitivity.  Duration takes into account the timing of a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.  By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.  In contrast, maturity measures only the time until final payment is due.  The following are examples of the relationship between a bond’s maturity and its duration.  A 5% coupon bond having a ten-year maturity will have a duration of approximately 7.8 years.  Similarly, a 5% coupon bond having a three-year maturity will have a duration of approximately 2.8 years.  The weighted average duration of the Fund will normally range within two years (plus or minus) of the duration of the Barclays Index which was [   ] years as of January 31, 2015.  The actual duration for the Fund will depend on the Adviser’s outlook on the shape of the yield curve of fixed income securities.

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Derivative Instruments

The Fund may invest up to 5% of its net assets in derivative instruments, such as debt futures contracts, option contracts, options on securities, options on debt futures, credit default swaps, interest rate swaps and other derivative instruments.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The reasons for which the Fund will invest in futures, options and other derivatives are:

•	To keep cash on hand to meet shareholder redemption or other needs while simulating full investment in bonds;
•	To reduce the Fund’s transaction costs or for hedging purposes; and
•	To add value when these instruments are favorably priced.

Additionally, from time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 30% of the Fund’s total net assets if new flows were extremely large relative the Fund’s current assets) in a combination of derivative instruments and other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.

Certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).  The 1940 Act requires that the Fund’s assets exceed 300% of any borrowings by the Fund.  A derivative transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements of the 1940 Act.

Temporary Defensive Investment Strategies

For temporary defensive purposes in response to adverse market, economic, political or other conditions, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objectives.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Related Risks

There are a number of risks associated with the various securities in which the Fund will at times invest.  These include:

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•
Risks Associated with High Yield Securities.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally thinner and less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities at the prices at which they are being valued for purposes of calculating net asset value (“NAV”) per share.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.  The Fund may be exposed to counterparty risk through its investments in debt securities and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction.  There is always the risk that the Adviser's analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions.  To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

•
Credit Risk.  The issuers of the bonds and other fixed income instruments held by the Fund may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.  Because the value of the Fund’s shares will fluctuate, you could lose money.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  Bond prices generally rise when interest rates decline and decline when interest rates rise.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

•
Liquidity Risk.  Certain fixed income securities or derivative instruments held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities or instruments longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security or instrument at a particular time and price.

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•
Derivatives Risk. The Fund’s use of derivative instruments involves risks greater than the risks associated with investing directly in the securities in which they primarily invest.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk.  A Fund could lose more than the principal amount that it invests in derivative instruments.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

•
ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  The Fund also will incur brokerage costs when it purchases ETFs.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

•
Leverage Risk.  Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  The risk that the value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

•
Foreign Securities and Emerging Markets Risk.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  Investment in emerging markets involves risks in addition to those generally associated with investments in securities of foreign issuers, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

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•
Currency Risk.  The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.  The Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

•
Convertible Securities Risk.  Convertible securities are debt securities that may be converted at either a stated price or stated rate into shares of common or preferred stock, and so are subject to the risks of investments in both debt securities and equity securities.  Due to the conversion feature, convertible debt securities generally yield less than non-convertible securities of similar credit quality and maturity.  The values of convertible securities tend to decline as interest rates rise.  In addition, because of the conversion feature, the market values of convertible securities tend to vary with fluctuations in the market values of the underlying preferred and common stocks.  The Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into stock at a specified date and conversion ratio, or that are convertible at the option of the issuer.  When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-800-251-1970 and at the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each fiscal quarter-end and each month-end is also available on the Fund’s website at www.piamutualfunds.com within five to ten business days after the end of the period.

MANAGEMENT OF THE FUND
Investment Adviser

Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California 90401, is the investment adviser to the Fund.  The Adviser has been in business since 1986.  As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund.  It makes the decisions as to which securities to buy and which securities to sell.  For the fiscal year ended November 30, 2014, the Adviser received net management fees as a percentage of average daily net assets of 0.63% from the Fund, after any waivers.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement is included in the Fund’s semi-annual report for the period ended May 31, 2014.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series, except for the PIA High Yield (MACS) Fund, PIA Short-Term Securities Fund, PIA Short Duration Bond Fund, PIA BBB Bond Fund, and PIA MBS Bond Fund (collectively, the “PIA Funds”).

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Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.  Mr. Sydow received his joint undergraduate degrees (Summa Cum Laude) in Economics and History in 1977 from UCLA and joint graduate degrees with high honors in Finance (M.B.A.) and Law (Juris Doctor) in 1981 from UCLA.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.  Mr. Buckle earned a B.S. in Finance and Accounting in 1986 and an M.B.A. with honors in 1990 from the University of Southern California.  Mr. Buckle is a Chartered Financial Analyst.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.  Mr. Lisko received his joint undergraduate degrees in Finance and Accounting from Ohio State and his M.B.A. from the University of Miami.

Lloyd McAdams, CFA, CEBS
Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation.  From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders.  Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Mutual Funds.  He is a Chartered Financial Analyst and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund.

Similarly Managed Account Performance

The Fund is managed in a manner that is substantially similar to certain other accounts in a composite (the “High Yield Composite”) managed by the Adviser.  The High Yield Composite has investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The individuals responsible for the management of the High Yield Composite are the same individuals responsible for the management of the Fund.  You should not consider the past performance of the High Yield Composite as indicative of the future performance of the Fund.

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The following tables set forth performance data relating to the historical performance of the High Yield Composite which represents all of the private accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Fund.  The private accounts that are included in the High Yield Composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, (the “Code”) as amended.  Consequently, the performance results for the Adviser’s High Yield Composite could have been adversely affected if the private accounts included in the High Yield Composite had been regulated as investment companies under the federal securities laws.

High Yield Composite Returns – as of December 31, 2014
Annualized Returns
	1 Year	3 Years	5 Years	10 Years	Since Inception (3/1/99)
PIA High Yield Composite (Net)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
PIA High Yield Composite (Gross)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Corporate High-Yield Index(1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
(1)
The Barclays U.S. Corporate High-Yield Index covers the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Non-EMG countries refers to non-emerging market countries.  Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of July 1, 2000. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors. You cannot invest directly in an index.

The High Yield Composite was created in March 1999 and is managed by the Adviser.  Returns are presented gross and net of fees and include the reinvestment of all income.  Gross and net of fee returns are net of all transaction costs.  Net of fee performance was calculated using the actual management fee, applied to the gross results on a monthly basis.  Prior to March 31, 2011, the highest management fee was 0.50%.  Net of fee performance for presentations presented prior to fourth quarter 2013 were calculated using the highest fee of 0.65% for the periods from second quarter 2011 through third quarter 2013. Actual investment advisory fees incurred by clients may vary.  The fees of the Fund differ from the fees of the High Yield Composite.  The fees and expenses associated with an investment in the High Yield Composite are generally lower than the fees and expenses (taking into account the Expense Cap) associated with an investment in the Fund, so that if the High Yield Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been lower.

Annual Disclosure Presentation – High Yield Composite
		Composite Assets
Year End	Total firm assets (Millions)(2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2014	$[ ]	[ ]	[ ]	[ ]	[ ]
2013	$11,829	520	7	1	0
2012	$13,344	40	1	0	0
2011	$3,895	27	2	0	0
2010	4,387	11	1	100	0

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Composite Assets
Year End	Total firm assets (Millions)(2)	USD (Million)	Number of Accounts	% of Non-Fee Paying Accounts	% Carve Out
2009	־	10	1	100	100
2008	־	8	1	100	100
2007	־	11	1	100	100
2006	־	14	1	100	100
2005	־	1,536	2	1	1
2004	־	1,522	3	1	1
2003	־	1,265	2	1	1
2002	־	888	2	1	1
2001	־	648	2	1	1
2000	־	465	2	1	1
1999(1)	־	507	2	1	1
(1) 1999 is a partial period from March 1 through December 31.
(2)  The PIA High Yield Composite was managed at another firm other than Pacific Income Advisers (“PIA”) prior to 2010, but had the same lead portfolio managers.

Annual Performance Results
Year End	Composite Gross	Composite Net	Barclays U.S. Corporate High-Yield Index	Composite 3 Year Ex-Post STD	Index 3 Year Ex-Post STD
2014	[ ]	[ ]	[ ]	[ ]	[ ]
2013	9.41	8.90	7.44	5.33	6.41
2012	14.63	13.90	15.81	5.40	7.08
2011	4.44	3.81	4.98	7.23	11.09
2010	16.94	16.36	15.12	11.72	17.03
2009	44.33	43.63	58.21	11.57	16.93
2008	-17.70	-18.12	-26.16	10.14	13.41
2007	7.59	7.06	1.87	4.70	4.74
2006	18.61	18.03	11.85	4.63	3.95
2005	6.81	6.28	2.74	4.48	5.55
2004	16.00	15.43	11.13	4.14	8.38
2003	23.64	23.03	28.97	7.03	10.65
2002	11.63	11.08	-1.41	8.01	10.34
2001	7.14	6.60	5.28	N.A.(2)	N.A.(2)
2000	-8.42	-8.88	-5.86	N.A.(2)	N.A.(2)
1999(1)	4.81	4.38	1.49	N.A.(2)	N.A.(2)
(1) 1999 is a partial period from March 1 through December 31.
(2) The 3 year Ex-post standard deviation is no presented since there are not 36 monthly returns available prior to this period.

The High Yield Composite consists of portfolios whose major concentration is in high yield bonds, both public and private. Equity-linked securities purchased in conjunction with a debt security and equity securities obtained in exchange offers or insolvency proceedings, as well as leveraged corporate loans may also be included.  The portfolios are constrained to be substantially fully invested with minor cash holding.  On January 1, 2009, a substantially large equity position (which included several securities) became non-discretionary and was transferred from the portfolio when the client restricted the portfolio manager from selling the positions due to tax consequences.  Performance presented from March 1, 1999 through April 30, 2010, was generated while the Portfolio Managers were affiliated with a prior firm.  The current Portfolio Management Team consists of the original members, less one, and they are the only individuals responsible for selecting the securities to buy and sell.  Prior to November 1, 2010, the composite was named the U.S. High Yield Composite.  The primary index was formerly the Credit Suisse High Yield Index.  The index was changed to the Barclays U.S. Corporate High-Yield Index on May 1, 2010, since we believe it is more commonly recognized as the industry standard index for the high yield asset class. There is no minimum account size.

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Pacific Income Advisers, Inc. is an autonomous investment management firm registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The firm maintains a complete list and description of composites, which is available upon request.

The U.S. Dollar is the currency used to express performance.  Returns are presented gross and net of management fees and include the reinvestment of all income.  Net of fee performance was calculated using the actual management fee, applied to the gross results on a monthly basis.  Prior to March 31, 2011, the highest management fee was 0.50%.  Net of fee performance for presentations presented prior to fourth quarter 2013 were calculated using the highest fee of 0.65% for the periods second quarter 2011 through third quarter 2013.  Actual investment advisory fees incurred by clients may vary.   Since inception of the Composite, the dispersion number has not been applicable due to the insufficient number of portfolios (i.e., less than 6) for each calendar year.  Prior to November 1, 2010, carve-outs reflect the capping of cash to 8% of NAV on an account which represents the personal holdings of one of the portfolio managers in order to align such cash amount to the level typical of an institutional account. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

The management fee schedule is as follows: 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the balance.  Actual investment advisory fees incurred by clients may vary.

Pacific Income Advisers claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards.   The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance, and may produce different results. Pacific Income Advisers has been independently verified for the periods January 1, 1994 through December 31, 2014, by [          ].

Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.  The High Yield composite has been examined for the periods May 1, 2010 through December 31, 2014.  The verification and performance examination reports are available upon request.  Prior to May 1, 2010, the track record was reviewed for conformance with the portability requirements of GIPS standards.  The predecessor firm was also verified and the composite underwent a performance examination from inception in March 1999 to December 31, 2009 by [             ].

Results are based on fully discretionary accounts under management, including those accounts no longer with the firm.  Beginning May 1, 2010, composite policy requires the temporary removal of any portfolio incurring a client initiated significant cash inflow or outflow of 20% of portfolio assets or greater.  Additional information regarding the treatment of significant cash flows is available upon request.  Past performance is not indicative of future results.

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Fund Expenses
The Fund is responsible for its own operating expenses.  Effective at the close of business on December 31, 2014, however, the Adviser has further agreed to temporarily waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.13% of average daily net assets for the Fund’s Class A shares through at least March 29, 2016.  The Adviser’s temporary expense limitation for the Fund may be discontinued at any time after March 29, 2016.  Any waiver in management fees or payment of Fund expenses made by the Adviser under the temporary expense limitation may not be recouped by the Adviser in subsequent fiscal years.

Prior to January 1, 2015, the Adviser contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.23% of average daily net assets for the Fund’s Class A, through at least March 29, 2015.  The term of the Fund’s written operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any contractual waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.

FUND’S SHARE PRICE

Shares of the Fund are sold based on the NAV per share, plus any applicable sales charge.  The Fund normally calculates its NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Fund will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The Fund will process purchase orders that it receives in good order and accept and redeem orders that it receives in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  The Fund will process purchase orders that it receives and accept and redeem orders that it receives after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the Fund.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

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When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

PURCHASING SHARES
Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares.  The Fund has registered two classes of shares – Class A and Institutional Class.  Institutional Class shares are offered in a separate prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Class A shares are charged a front-end sales load.  Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee as well as a 0.15% shareholder servicing plan fee.  Class A shares do not have a CDSC except that a charge of 0.75% applies to certain redemptions made within twelve months following purchases of $1,000,000 or more without an initial sales charge.

•
Institutional Class shares do not impose a front-end sales charge, contingent deferred sales charge (“CDSC”), Rule 12b-1 distribution servicing fee or a shareholder servicing plan fee.  If you purchase Institutional Class shares, you will pay the NAV per share next determined after the order is received.

More About Class A Shares

Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  As described earlier, Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) and a shareholder servicing plan fee of 0.25% and 0.15%, respectively, of average daily net assets, which are assessed against the shares of the Fund, and in certain situations, a CDSC.

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If you purchase Class A shares of the Fund you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is calculated as follows:

Your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Your Investment(1)
Less than $25,000	4.00%	4.17%
$25,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1 Million	1.50%	1.52%
$1 million and above(2)	0.00%	0.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess a 0.75% CDSC on purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The CDSC will be based on the value of your shares at the time of original purchase or their current market value, whichever is less.

The Fund’s Distributor (defined below) will receive all initial sales charges for the purchase of Class A shares of the Fund without a dealer of record.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 30 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as a credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 4.00% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;
•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;
•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;
•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and
•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
The Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Adviser and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

•	Qualified broker-dealers who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

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The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

Additional information regarding the Fund’s sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Fund’s website: www.piamutualfunds.com by clicking on “Breakpoints and Sales Loads.”

How to Purchase Shares from the Fund

Read this Prospectus carefully.  Determine how much you want to invest, keeping in mind the following minimums:

New accounts
IRAs and qualified retirement plans	$100
Automatic Investment Plan	$50
All other accounts	$1,000

Existing accounts
Dividend reinvestment	No Minimum
All accounts	$50

The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

•	existing clients of the Adviser, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and

•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

Complete the account application carefully following the instructions.  For additional investments, please use the stub from an account statement or prepare a brief letter stating the registration of your account, the name of the Fund and your account number.  If you have any questions, please call 1-800-251-1970.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Fund, you may invest directly by mail.  You may obtain an account application by contacting the call center at 1-800-251-1970.  Simply mail the account application with a check (made payable to the Fund) to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), at the address below.

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All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-251-1970, if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Shares of the Fund have not been registered for sale outside of the United States.  The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to “PIA High Yield Fund”) to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Investing by wire.  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire payment.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

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U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:  PIA High Yield Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, please contact the Transfer Agent at 1-800-251-1970 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your investment.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, please call the Transfer Agent.  Your bank may charge you a fee for sending a wire to the Fund.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-800-251-1970.  If you have accepted Telephone Options on your account application, and your account has been open for at least 15 calendar days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have submitted a voided check to have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $50 or more.  There is a maximum purchase amount of $50,000 per Fund per day through the ACH network. Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Subsequent Investments

You may purchase additional shares of the Fund through your investment broker or dealer.  You can also send a check, with the stub from an account statement, to the Fund at the address noted above under “How to Purchase Shares from the Fund.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Fund at 1-800-251-1970.

Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

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The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Fund as an investment alternative in the programs they offer or administer.  Servicing agents may:

1.
Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.  This also means that purchases made through Servicing Agents are not subject to the Fund’s minimum purchase requirement;

2	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund;

3.
Charge fees to their customers for the services they provide them.  Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers; and/or

4.
Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  This means that the Fund will process the purchase order at the NAV per share which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent.  When you purchase shares through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis.  If the Servicing Agent does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Fund Mailings

Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Automatic Investment Plan

The Fund offers an automatic investment plan (“AIP”) allowing shareholders to make purchases on a regular and convenient basis.

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•	Automatic purchases of Fund shares can be made for as little as $50 per purchase.

•	You may elect to have your automatic purchase made on any day of the month. If these dates fall on a weekend or legal holiday, purchases will be made on the following business day.

•	The Fund does not currently charge a fee for an AIP, however, the Fund may charge a $25 fee if the automatic investment cannot be made for any reason.

•	If you redeem an account with an AIP to a zero balance, the AIP will be discontinued.

•	In order to participate in the AIP your bank must be a member of the ACH network.

•	Any change or termination of the AIP should be provided to the Transfer Agent at least five business days prior to the next automatic investment date.

Other Information about Purchasing Shares of the Fund

Please note that your account application will be returned if any information is missing.

The Fund may reject any account application for any reason.  Shares of the Fund are generally available in all states.

The Fund will send investors a written confirmation for all purchases of shares.

The Fund offers the following retirement plans:

• Traditional IRA	• SEP IRA
• Roth IRA	• SIMPLE IRA

Investors can obtain further information about the IRAs by calling the Fund at 1-800-251-1970.  The Fund recommends that investors consult with a financial and tax adviser regarding the IRAs before investing through them.

REDEEMING SHARES
How to Redeem (Sell) Shares

You or your Servicing Agent have the right to redeem all or any portion of your shares of the Fund at its NAV per share on each day the NYSE is open for trading.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions through Servicing Agents

If you own your shares through a Servicing Agent, you will have to contact your Servicing Agent to redeem your shares.  The NAV per share for a redemption is that next calculated after receipt of the order from the Servicing Agent.  The Servicing Agent is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.  Your Servicing Agent may charge you a fee for handling your redemption transaction.

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Redemptions for Direct Accounts

If you own your shares directly in your name through the Transfer Agent, you may redeem your shares by simply sending a written request to the Fund.  You should give your account number and state whether you want all or part of your shares redeemed.

The letter should be signed exactly as the shares are registered by all of the shareholders whose names appear on the account registration and sent to:

Regular Mail	Overnight Delivery
PIA High Yield Fund	PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Signature Guarantees – Financial Transactions

A signature guarantee of each owner, from either a Medallion program member or non-Medallion program member, is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and/or
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Send the letter of instruction to:
PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

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How to Redeem (Sell) Shares by Telephone

Redemptions by telephone.  If you have accepted Telephone Options on the account application and your Fund shares are held directly in your name, you may redeem shares up to $50,000 directly on any business day the NYSE is open by calling the Transfer Agent at 1-800-251-1970 before 4:00 p.m., Eastern Time.  Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated.  Redemption proceeds may also be sent to your designated bank account via electronic funds transfer through the ACH network.  To utilize the ACH network, you must have bank information on your account.  There is no charge for this service.  Proceeds are normally credited within three business days.  The minimum amount that may be wired is $1,000.  Wire charges will be deducted from redemption proceeds for complete redemptions.  In the case of a partial redemption, the $15 fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made for retirement plan accounts.

By using telephone redemption privileges, you authorize the Fund and its Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

You may request telephone redemption privileges after your account is opened; however, the authorization form may require a separate signature guarantee, signature validation or other acceptable form of signature authentication from a financial institution.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100.  You may choose to receive a check on any day of the month you designate on the account application.  If the day you designate falls on a weekend or legal holiday, the distribution will take place on the following business day.  You may alternatively choose to receive a check each calendar quarter or annually.  Your Fund account must have a value of at least $10,000 in order to participate in the SWP.  The SWP may be terminated at any time by the Fund.  You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the effective date of the next withdrawal by calling 1-800-251-1970 or writing to:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

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A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Payment of Redemption Proceeds

If you own your shares through a Servicing Agent, the Servicing Agent will credit your account promptly in accordance with the Servicing Agent’s procedures.  If you own your shares directly (in your own name), payments for telephone and written redemptions are normally made on the next business day, but no later than seven days after the receipt of a request that meets the requirements described above.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.  If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until they have been notified that the check used to purchase the shares has been collected, a process which may take up to 15 calendar days.  This delay may be avoided by investing by wire.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.	The redemption may result in a taxable gain;

2.
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding;

3.	The Fund may delay the payment of redemption proceeds for up to seven calendar days in all cases;

4.
If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 calendar days from the date of purchase); and

5.
If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Fund may close your account and mail the redemption proceeds to you.

The Fund may pay redemption requests “in kind.”  This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  A redemption, whether in cash or in-kind, is a taxable event to you.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of one PIA Fund for shares of another PIA Fund in the Trust, which are offered in separate prospectuses, without incurring any additional sales charges.  However, you should note the following:

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•	Exchange may only be made between like share classes;
•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	Before exchanging into another PIA Fund, read a description of the fund in its separate prospectus. A copy of the prospectus for each PIA Fund may be obtained by calling 1-800-251-1970;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held;
•
The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you have accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee; and
•	The minimum exchange amount between existing accounts invested in the PIA Funds is the minimum subsequent investment amount for your share class and your type of account.

You may make exchanges of your shares between the PIA Funds by telephone, in writing or through your Broker or other financial intermediary.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of the Fund’s shares by Fund shareholders.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise their judgment in implementing these tools to the best of their ability in a manner that is consistent with shareholder interests.

Monitoring Trading Practices
The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because they do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

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Fair Value Pricing
The Fund employs fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAV per share.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

DISTRIBUTION OF FUND SHARES
Distributor

Quasar Distributors, LLC (“Quasar” or “Distributor”), an affiliate of U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Fund are offered on a continuous basis.

Distribution (Rule 12b-1) Fees

The Fund has adopted a Distribution and Service Plan under Rule 12b-1 (the “Rule 12b-1 Plan”) under the 1940 Act for its Class A shares.  This Rule 12b-1 Plan allows the Fund to use part of its assets (up to 0.25% of the Fund’s Class A shares’ average daily net assets) to pay sales, distribution and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan for its Class A shares.  Under the shareholder servicing plan, the Fund will pay service fees of up to 0.15% of average daily net assets of the Fund’s Class A shares to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Service Fees – Other Payments to Third Parties

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out if its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income monthly and substantially all of its capital gains annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make this election on the account application.  You may change your election by writing to the Transfer Agent or by calling 1-800-251-1970.  Your distributions will be taxed in the same manner whether you reinvest them in additional Fund shares or receive your dividends and capital gain distributions in cash.

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Dividends are taxable to you as ordinary income or capital gains, depending on the source of such income to the Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Since the Fund does not expect to invest in dividend-paying corporate stocks, dividends from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  An additional federal Medicare contribution tax of 3.8% applies to net investment income (which generally will include dividends and capital gains from the Fund) to non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

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If you sell or exchange your Fund shares, it is a taxable event for you.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in Fund shares.  You are responsible for any tax liabilities generated by your transaction and your investment in the Fund.  The Code limits the deductibility of capital losses in certain circumstances.

In managing the Fund, the Adviser does not consider the tax effects of its investment decisions to be of primary importance in implementing the Fund’s investment objectives.  Shareholders should be aware that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Investors should consult their own tax advisers regarding the consequences to them of an investment in the Fund.

INDEX DESCRIPTION
Please note that you cannot invest directly in an index.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations.  However, because the Fund’s Class A shares have not yet commenced operations, there are no related financial highlights.  Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares.  The table below illustrates the financial performance of the Fund’s Institutional Class shares for the periods shown as the information would be substantially the same for Class A shares since such shares are invested in the same portfolio of securities as Institutional Class shares.  The annual returns for each class would differ only to the extent that the classes do not have the same fees and expenses.  The actual performance of Class A shares would have been lower than Institutional Class shares due to the lower fees and expenses of Institutional Class shares.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by [                 ], the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  Financial highlights are not available at this time for Class A shares since Class A had not commenced operations prior to the date of this Prospectus.

PIA High Yield Fund –Institutional Class

	Fiscal Year Ended November 30,
	2014	2013	2012	December 31, 2010* through November 30, 2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.72	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.59	0.65	0.65	0.45
Net realized and unrealized gain/(loss) on investments and swap contracts	(0.14)	0.27	0.73	(0.21)
Total from investment operations	0.45	0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.59)	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.11)	(0.05)	---	---
Total distributions	(0.70)	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$10.47	$10.72	$10.51	$9.80

Total Return	4.26%	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$88,606	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98%	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.00%	1.10%	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	5.62%	6.22%	6.55%	5.67	%+
Before fee waivers and expense reimbursements	5.60%	6.10%	6.23%	3.62	%+
Portfolio turnover rate	31%	33%	36%	33	%++
*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

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Investment Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
[        ]
[        ]
[        ]

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

PIA High Yield Fund

The Fund is a series of Advisors Series Trust

FOR MORE INFORMATION

To learn more about the Fund, you may want to read the Fund’s Statement of Additional Information (“SAI”) which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

Additional information about the Fund’s investments is available, without charge, upon request, in the Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”).  In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

The SAI and the Shareholder Reports are all available to shareholders and prospective investors without charge on the Fund’s website at www.piamutualfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

PIA High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202
1-800-251-1970

The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Fund are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

(The Trust’s SEC Investment Company Act file number is 811-07959.)

PIA High Yield Fund

Class A (Not available for purchase)

PROSPECTUS
March 30, 2015

Subject to Completion—Dated January 23, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

Dated March 30, 2015

PIA High Yield Fund
Institutional Class (formerly Investor Class) (PHYSX)
Class A (Not available for purchase)

(the “Fund”)

A Series of

ADVISORS SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses dated March 30, 2015 (the “Prospectuses”) of Advisors Series Trust (the “Trust”) relating to the Fund.  Pacific Income Advisers, Inc. (the “Adviser”) is the investment adviser to the Fund.  Copies of the Prospectuses may be obtained by writing to the Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling toll-free at 1-800-251-1970, or on the Fund’s website at www.piamutualfunds.com.

The PIA High Yield Fund’s audited financial statements and notes thereto for the fiscal year ended November 30, 2014 are contained in the Fund’s annual report and are incorporated by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Fund as shown above or by visiting the Fund’s website at www.piamutualfunds.com.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectuses dated March 30, 2015 and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust or the Fund.

This SAI does not constitute an offer to sell securities.

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FUND HISTORY AND CLASSIFICATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Registration with the U.S. Securities and Exchange Commission (“SEC”) does not involve supervision of the management or policies of the Fund.  The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.  The Fund commenced operations on December 31, 2010.  Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares.

Diversification

The Fund is diversified.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  This means that, as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  In that case, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would take such action as is reasonable given the Fund’s objective.

Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Fund.  These developments may also make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.  These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of its shares.

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The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund.  Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses.  Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention in Financial Markets Risk

The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable.  Issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Fund itself is regulated.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

The discussion below supplements information contained in the Fund’s Prospectuses as to investment policies of the Fund.

High Yield and Other Securities

The Fund will invest in debt securities, including bonds and debentures (which are long-term) and notes (which may be short- or long-term).  The Fund will invest in securities that are rated below investment grade or non-rated.  Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Lower-grade obligations are commonly referred to as “junk bonds.”  Market prices of high-yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

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The Fund may purchase unrated securities.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the securities comparative credit rating.

The high yield market at times is subject to substantial volatility.  An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by the Fund defaults the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and the Fund’s NAV per share.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by the Fund including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the Fund’s net assets.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Fund to accurately value high yield securities or dispose of them.  To the extent the Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities.  The Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, the Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so the Fund can meet redemption requests.  To the extent that the Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  The Fund may retain a portfolio security whose rating has been changed.

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Loan Participations and Assignments

The Fund may purchase participations in commercial loans.  Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.  The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”).  DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code.  These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims).  There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code.  In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.  A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.  A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.  Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected.  Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.  The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

The Fund is diversified and limits the amount of its total assets that it will invest in any one issuer and the Fund limits the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”).  For purposes of these limits, the Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers.”  Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.  Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIA believes to be a fair price.  In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value (“NAV”) than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price.  At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

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Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund.  For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Fund relies upon the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Warrants to Purchase Securities

The Fund may invest in or acquire warrants to purchase equity securities.  Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.  The Fund will not invest more than 5% of its net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

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Illiquid Securities

The Fund has limited its holdings in illiquid securities to 15% of the value of its net assets.  The investments included as illiquid securities are (i) those which cannot freely be sold for legal reasons, although securities eligible to be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, may be considered liquid; (ii) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available.  The Fund does not generally expect to own any investments for which market quotations are not available.  However, illiquid securities do not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.  The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.  Investing in Rule 144A securities could have the effect of decreasing the liquidity of the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Leverage

From time to time the Fund may increase its ownership of securities by borrowing on a secured or unsecured basis at fixed and floating rates of interest and investing the borrowed funds.  It is not anticipated that the Fund will use its borrowing power to an extent greater than 25% of the value of its total assets.  Borrowings will be made only from banks and only to the extent that the value of the assets of the Fund, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, after giving effect to the proposed borrowing.  If the value of the assets of the Fund so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such 300% coverage.  Since substantially all of the assets of the Fund fluctuate in value, but borrowing obligations may be fixed, the net asset value (“NAV”) per share of the Fund will correspondingly tend to increase and decrease in value more than otherwise would be the case.

Lending Portfolio Securities

The Fund may, to increase the income, lend its securities on a short- or long-term basis to brokers, dealers and financial institutions if (i) the loan is collateralized in accordance with applicable regulatory guidelines (the “Guidelines”) and (ii) after any loan, the value of the securities loaned does not exceed 25% of the value of its total assets.  Under the present Guidelines (which are subject to change) the loan collateral must be, on each business day, at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities.  To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter of credit.  Such terms and the issuing bank would have to be satisfactory to the Fund.  Any loan might be secured by any one or more of the three types of collateral.  The Fund currently expects to invest the collateral received in government money market funds, agency securities, or the highest quality commercial paper.

The Fund receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which type of interest may be shared with the borrower.  The Fund may also pay reasonable finder’s, custodian and administrative fees but only to persons not affiliated with the Trust.  The Fund will not have the right to vote securities on loan, but the terms of the loan will permit the Fund to terminate the loan and thus reacquire the loaned securities on three days’ notice.

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The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Fund is exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Hedging Instruments

The Fund may engage in hedging.  Hedging may be used in an attempt to (i) protect against declines or possible declines in the market values of securities held in the Fund’s portfolio (“short hedging”) or (ii) establish a position in the securities markets as a substitute for the purchase of individual securities (“long hedging”).  The Fund so authorized may engage in short hedging in an attempt to protect that Fund’s value against anticipated downward trends in the securities markets or engage in long hedging as a substitute for the purchase of securities, which may then be purchased in an orderly fashion.  It is expected that when the Fund is engaging in long hedging, it would, in the normal course, purchase securities and terminate the hedging position, but under unusual market conditions such a hedging position may be terminated without the corresponding purchase of securities.  The various hedging instruments which the Fund may use are discussed below.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security.  The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless.  The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well.  In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

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Call Options on Securities.  When the Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund that wrote the call may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Fund that wrote the call retains the premium received.  All call options written by the Fund must be “covered.”  For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When the Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Fund that bought the call benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and that Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When the Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits the Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction.  A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received.  All put options written by the Fund must be “covered.”  For a put to be “covered,” the Fund must maintain cash or liquid securities equal to the option price.

Options on Securities Indices.  The Fund may purchase and write (sell) covered call and put options on securities indices listed on U.S. securities exchange or traded in the OTC market.  A securities index option written by the Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver or purchase actual securities, to the option holder.  Although the Fund will not ordinarily own all of the securities comprising the indices on which it writes call and put options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio.  The Fund may purchase or sell call and put options in order to terminate its obligations under options it has written.

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Debt Futures

The Fund may invest in futures contracts on debt securities (“Debt Futures” or “Futures”) or options on Debt Futures.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date.  The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product.  The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading.  The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin.  Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract.  No credit is being extended, and no interest expense accrues on the non-margined value of the contract.  The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract.  A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level.  The Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.

To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange.  However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.

One risk in employing Futures to attempt to protect against declines in the value of the securities held by the Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of that Fund’s securities.  The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. The liquidity of the Futures being considered for purchase or sale by the Fund will be a factor in their selection by the Adviser.  Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

It is possible that, where the Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the Fund may decline.  If this occurred, that Fund would lose money on the Future and also experience a decline in the value of its securities.  Where Futures are purchased in a long hedge, it is possible that the market may decline; if the Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, that Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.

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Options on Debt Futures

Options on Futures are similar to options on securities, except that the related investment is not a security, but a Future.  Thus, the buyer of a call option obtains the right to purchase a Future at a specified price during the life of the option, and the buyer of a put option obtains the right to sell a Future at a specified price during the life of the option.  The options are traded on an expiration cycle based on the expiration cycle of the underlying Future.  The Fund may buy options on debt futures and may also write (sell) covered call and put options on debt futures.

The risks of options on Futures are similar to those of options on securities and also include the risks inherent in the underlying Futures.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which the Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include:  (1) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

Limitations on Options and Futures

Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options which the Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates.  Position limits also apply to Futures.  An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Swaps

Credit Default Swaps.  The Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

The Fund may be either the buyer or seller in the transaction.  As a seller, the Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

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Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

The Fund may also invest in credit default swap index products and in options on credit default swap index products.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Fund reserves the right to invest in similar instruments that may become available in the future.

The Fund may also use credit default swap indices.  The individual credits underlying these credit default swap indices may be rated above BBB, below BBB or non-rated.

Temporary Investments

The Fund may invest in cash and money market securities.  The Fund may do so to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  Money market securities include treasury bills, short-term investment-grade fixed income securities, bankers’ acceptances, money market funds, commercial paper, commercial paper master notes and repurchase agreements.

The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the two highest rating categories by a nationally recognized securities rating organization (“NRSRO”).

The Fund may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  Such securities are referred to as the “Resold Securities.”  The Adviser will consider the creditworthiness of any vendor of repurchase agreements.  The resale price will be in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund’s money is invested in the Resold Securities.  The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest.  These risks are minimized when the Fund holds a perfected security interest in the Resold Securities and can therefore resell the instrument promptly.  Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, such agreements being defined as “loans” in the Investment Company Act of 1940, as amended (the “1940 Act”).  The return on such “collateral” may be more or less than that from the repurchase agreement.  The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon.  All Resold Securities will be held by the Fund’s custodian or another bank either directly or through a securities depository.

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The Fund may invest in shares of other investment companies.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes.  The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

U.S. Government Securities and Mortgage-Backed Securities

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities, and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

As used in this SAI, the term “U.S. Government securities” means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

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Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  The Fund investing in U.S. Government securities will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Among the U.S. Government securities that the Fund investing in U.S. Government securities may purchase are “mortgage-backed securities” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”).  These mortgage-backed securities include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it.  Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool.  Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments.  Another type of mortgage-backed security is the “collateralized mortgage obligation” or “CMO,” which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages.  Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed.  Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.  It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of Freddie Mac and Fannie Mae for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities.  The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets.  These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities.  As a result, if the Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated.  A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.  Conversely, if the Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

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Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.  The timing and level of prepayments cannot be predicted.  Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates.  Accordingly, the amounts of prepayments available for reinvestment by the Fund are likely to be greater during a period of declining mortgage interest rates.  If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the Fund was earning on the mortgage-backed securities that were prepaid.

Certain mortgage loans underlying the mortgage-backed securities in which the Fund may invest will be adjustable rate mortgage loans (“ARMs”).  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time.  Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”).  The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are two main categories of indexes which provide the basis for rate adjustments on ARMs:  those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates.  Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.  The degree of volatility in the market value of the Fund’s portfolio and therefore in the NAV per share of the Fund will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make.  However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs.  Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the Maximum Adjustment).  Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs.  Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month.  In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments.  It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers.  In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or accelerated amortization) further reduces the principal balance of the ARM.  Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate.  As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments.  These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

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The mortgage loans underlying other mortgage-backed securities in which the Fund may invest will be fixed rate mortgage loans.  Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years.  Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

CMOs are issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Principal prepayments on the mortgage loans or other assets (“Mortgage Assets”) underlying the CMOs may cause some or all of the class of CMOs to be retired substantially earlier than their final distribution dates.  Generally interest is paid or accrued on all classes of CMOs on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways.  In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.  Thus no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs.  Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis.  These simultaneous payments are taken into account in calculating the final distribution date of each class.

The Fund may invest in stripped mortgage-backed U.S. Government securities (“SMBS”).  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets.  A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal.  However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal.  If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in these securities.  Certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on holdings in illiquid securities.  Whether SMBS are liquid or illiquid will be determined in accordance with guidelines established by the Board.  The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.  The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

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Mortgage loans are subject to a variety of state and federal regulations designed to protect mortgagors, which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents.  These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan “due on sale” clauses and state usury laws.  Even though the Fund will invest in mortgage-backed securities which are U.S. Government securities, these regulations may adversely affect the Fund’s investments by delaying the Fund’s receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

Structured Notes

The Fund may invest in structured notes and indexed securities whose value depends upon, or is derived from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.  Structured or indexed securities may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.  To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Payment-in-Kind Securities

The Fund may also purchase Payment-in-Kind (“PIK”) securities. PIK securities are financial instruments that pay investors in the form of additional securities rather than cash coupons.  Like zero-coupon bonds, they give a company breathing room before having to make cash outlays, offering in return rich yields.  PIKs can be bonds, notes, or preferred stocks with interest or dividends paid in securities rather than cash.  The securities used to pay the interest or dividends are usually identical to the underlying securities, but occasionally they have different terms.

Trust Preferred Securities

The Fund may purchase trust preferred securities, also known as “trust preferreds” or “hybrid preferreds,” which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  An issuer creates trust preferred securities by creating a trust and issuing debt to the trust.  The trust in turn issues trust preferred securities.  Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock.  Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  In addition, trust preferred securities may allow deferral of interest payments for up to five years.  However, during the deferral period the interest accrues and is taxable for the holder.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

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When Issued and Delayed-Delivery Securities

To ensure the availability of suitable securities for its portfolio, the Fund may purchase when-issued or delayed delivery securities.  When-issued transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.  When-issued securities represent securities that have been authorized but not yet issued.  The Fund may also purchase securities on a forward commitment or delayed delivery basis.  In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.  The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, it may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.  The Fund will only enter into covered rolls.  Covered rolls are not treated as a borrowing or other senior security.

Limited Partnerships

The Fund can hold limited partnership interests that it acquires from a preexisting bond participation in a reorganization.  A limited partnership is a business model in which at least one general partner and at least one limited partner share a business’ ownership.  In a limited partnership, the general partner does not usually invest any capital, but has management authority and unlimited liability.  That is, the general partner runs the business and, in the event of a bankruptcy, is responsible for all debts not paid or discharged.  The limited partners have no management authority and confine their participation to their capital investment.  Limited partners invest a certain amount of money and have nothing else to do with the business.  The liability of limited partners is limited to the amount of the investment.  In the worst case scenario for a limited partner, he or she loses what he or she invested.  Profits are divided between general and limited partners according to an arrangement formed at the creation of the partnership.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.  Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal.  When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.  If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.  The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities.  The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

The Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed-income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  The Fund may invest in other asset-backed securities that have been offered to investors.

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Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities.  Municipal bonds are subject to interest rate, credit and market risk.  The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.  Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.  The types of municipal bonds in which the Fund may invest include municipal lease obligations.  The Fund may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk.  The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing municipal bonds in trusts.  The trusts in turn issue variable rate securities and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee.  The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which the Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes.  As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense.  Therefore, the Fund’s NAV per share and performance are not affected by the non-cash interest expense.  This accounting treatment does not apply to RIBs acquired by the Fund where the Fund did not previously own the underlying municipal bond.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to, defined trigger events.  Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.  Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap.  Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  An extension of maturity may increase volatility.  Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked exposures may also be subject to liquidity risk.

Preferred Stocks

The Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

The Fund may invest in convertible securities.  Convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock of the issuing company within a certain period of time, for a specified number of shares, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

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Foreign Securities

The Fund may also invest in foreign securities.  There are risks in investing in foreign securities.  Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; foreign currencies may be stronger or weaker than the U.S. dollar.

An investment may be affected by changes in currency rates and in exchange control regulations, and the Fund may incur transaction costs in exchanging currencies.  For example, at times when the assets of the Fund are invested in securities denominated in foreign currencies, investors can expect that the value of such investments will tend to increase when the value of the U.S. dollar is decreasing against such currencies.  Conversely, a tendency toward a decline in the value of such investments can be expected when the value of the U.S. dollar is increasing against such currencies.

Non-U.S. companies are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Foreign securities are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  The costs associated with securities transactions are generally higher than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Most foreign securities owned by the Fund are held by foreign sub-custodians that satisfy certain eligibility requirements.  However, foreign sub-custodian arrangements are significantly more expensive than domestic custody.  In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries.

The Fund may invest in securities of companies in countries with emerging economies or securities markets (“Emerging Markets”).  Investment in Emerging Markets involves risks in addition to those generally associated with investments in foreign securities.  Political and economic structures in many Emerging Markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.  As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets may be heightened.  In addition, unanticipated political or social developments may affect the values of the investments of the Fund and the availability to the Fund of additional investments in such Emerging Markets.  The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Fund may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” contracts or “forward” contracts).

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

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When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security (transaction hedging).  By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

When the Adviser believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the portfolio securities of the Fund denominated in such foreign currency (position hedging).  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.  Under normal circumstances, the Adviser considers the long-term prospects for a particular currency and incorporates the prospect into its overall long-term diversification strategies.  The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At the maturity of a forward contract, the Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices.  If the Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency.  Should forward prices decline during the period when the Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Shareholders should note that: (1) foreign currency hedge transactions do not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities declines due to an issuer’s deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract.  Accordingly, the Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the Fund’s securities is less than the amount of the foreign currency upon expiration of the contract.  Conversely, the Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund’s securities exceeds the amount of foreign currency the Fund is obligated to deliver.  The Fund’s dealings in forward foreign currency exchange contracts will be limited to the transactions described above.

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Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Fund will do so from time to time and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

The Fund may own a bond denominated in U.S. dollars and purchase a currency futures contract to increase its exposure to different foreign currencies.  It may also sell a currency futures contract on the U.S. dollar to increase its exposure to various foreign currencies.  The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above.  Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date.  Most currency futures contracts call for payment or delivery in U.S. dollars.  The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract.  The purchaser of a currency call obtains the right to purchase the underlying currency and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments.  A currency hedge, for example, should protect a Yen-dominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Fund’s foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value for the Fund’s investments exactly over time.

Portfolio Turnover

The Fund’s portfolio turnover may vary significantly from year to year.  The Fund’s annual portfolio turnover rate may exceed 100%.  High portfolio turnover (100% or more) would result in the Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs could reduce the Fund’s total return.  High portfolio turnover could also result in the payment by the Fund’s shareholders of increased taxes on realized gains.  The Fund’s portfolio turnover rate for the fiscal periods shown below was as follows:

Portfolio Turnover Rates

For the Fiscal Year Ended November 30,
2014	2013
31%	33%

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Investment Restrictions

The Trust has adopted the following restrictions applicable to the Fund as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the Fund as to which the policy change is being sought.  Under the 1940 Act, approval of the holders of a “majority” of the Fund’s outstanding voting securities means the affirmative vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.

The Fund with respect to 75% of its total assets may not purchase any security, other than U.S. Government securities, if as a result (a) more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or (b) it would hold more than 10% of the outstanding voting securities of any one issuer.

The Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.
Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 33 1/3% of its total assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.
Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

5.
Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contracts or repurchase transactions.

6.
Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote.  The Fund may not:

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1.
Hold, in the aggregate, more than 15% of its net assets in securities that are illiquid.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund’s books.

2.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.
Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined below).  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds.

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Donald E. O’Connor (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (31 portfolios).

George J. Rebhan (age 80) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 67) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	6	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 67) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 47) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 53) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Kevin J. Hayden (age 43) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).

Albert Sosa (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Michael L. Ceccato (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).

Michelle M. Nelson, Esq. (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since January 2015.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (November 2013 to present); Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (December 2004 to November 2013).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of February 28, 2015, the Trust is comprised of [ ] active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, PIA MBS Bond Fund, PIA Short-Term Securities Fund, PIA High Yield (MACS) Fund, and PIA Short Duration Bond Fund (the “PIA Funds”) and not to any other series of the Trust.  The PIA Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series, except as noted above.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

Effective January 1, 2015, the Independent Trustees each receive an annual retainer of $70,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisers/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended November 30, 2014:

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	Aggregate Compensation from the High Yield Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Name of Independent Trustee
Gail S. Duree(2)	$1,317	None	None	$5,715
Donald E. O’Connor	$1,553	None	None	$6,803
George J. Rebhan	$1,792	None	None	$7,850
George T. Wofford	$1,553	None	None	$6,803
Name of Interested Trustee
Joe D. Redwine	None	None	None	None
(1)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the PIA Funds and not to any other series of the Trust.  For the Fund’s fiscal year ended November 30, 2014, the aggregate Independent Trustees’ fees for the Trust were $302,417.

(2)
Effective March 1, 2014, Ms. Duree was appointed as an Independent Trustee.  As such, aggregate compensation from the Fund and total compensation from the Fund Complex for Ms. Duree was incurred from March 1, 2014 through November 30, 2014.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five percent (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee, and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s Distributor and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the U.S. Securities and Exchange Commission.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks.  The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

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The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to the series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  During the fiscal year ended November 30, 2014, the Audit Committee met once with respect to the Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2014, the QLCC did not meet with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  Ms. Duree and Messrs. O’Connor, Rebhan and Wofford comprise the Nominating Committee.  During the fiscal year ended November 30, 2014, the Nominating Committee met twice with respect to the Fund.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.  The Valuation Committee meets as needed.  During the fiscal year ended November 30, 2014, the Valuation Committee met 232 times with respect to the Fund.

Trustee Ownership of Fund Shares and Other Interests
As of December 31, 2014, no Trustee beneficially owned shares of the Fund.

As of December 31, 2014, neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

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Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

As of February 28, 2015, the following shareholders were considered to be either a control person or principal shareholder of the Fund’s Institutional Class:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	N/A	N/A	[ ]%	[ ]
[ ]	N/A	N/A	[ ]%	[ ]

Since the Fund’s Class A was not operational prior to the date of this SAI there were no principal shareholders or control persons of the Fund’s Class A shares.

Management Ownership Information.  As of February 28, 2015, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Fund.

Investment Adviser

Pacific Income Advisers, Inc. is the investment adviser to the Fund.  Joseph Lloyd McAdams, Jr. and Heather U. Baines collectively control the Adviser due to their ownership of a majority of the outstanding stock of the Adviser.  Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Fund.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the relevant Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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Under the Advisory Agreement applicable to the Fund, the Adviser is paid a fee computed daily and payable monthly, at an annual rate of 0.55%, expressed as a percentage of the Fund’s average daily net assets.

In addition to the fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of their shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Fund in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Board deems equitable.

Though the Fund is responsible for its own operating expenses, prior to January 1, 2015, the Adviser agreed under a written operating expenses limitation agreement to waive a portion or all of its management fee (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and other expenses) and pay Fund expenses through at least March 29, 2015, to the extent necessary to permit the Fund to maintain the expense limitations set forth in the table below.  Any such contractual waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only contractual management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

Fund	Contractual Expense Limitation
PIA High Yield Fund – Investor Class	0.98%
PIA High Yield Fund – Class A	1.23%

Effective at the close of business of December 31, 2014, the Adviser has further agreed to temporarily waive a portion or all of its management fee (excluding AFFE, interest, taxes and other expenses) and pay Fund expenses through at least March 28, 2016, to the extent necessary to permit the Fund to maintain the expense limitations set forth in the table below.  The Adviser may not recoup fee waivers and expense payments made under the temporary expense limitation in future periods.  Fee waiver and expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of the Fund’s average daily net assets.

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Fund	Temporary Expense Limitation
PIA High Yield Fund – Institutional Class	0.73%
PIA High Yield Fund – Class A	1.13%

For the fiscal periods shown below, the Fund paid the following in management fees to the Adviser:

	Management Fees Paid During Fiscal Year Ended November 30,
	2014	2013	2012
Management Fees Accrued	$510,508	$301,997	$184,870
Management Fees Waived and Expenses Paid by Adviser	$17,883	$57,885	$90,626
Net Management Fees Paid to Adviser	$492,625	$244,112	$94,244

Portfolio Managers

Mr. Robert E. Sydow, Mr. Kevin S. Buckle, CFA and Mr. James Lisko serve as the lead co-portfolio managers for the Fund and Mr. Lloyd McAdams serves as co-portfolio manager.  The portfolio managers are responsible for the day-to-day management of the Fund’s portfolio.  The following table shows the number of other accounts (not including the Fund) managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2014.

Robert E. Sydow
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$209	1	$209
Other Accounts	7	$510	0	$0

Kevin S. Buckle, CFA
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$209	1	$209
Other Accounts	7	$510	0	$0

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James Lisko
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$209	1	$209
Other Accounts	7	$510	0	$0

Lloyd McAdams
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities are being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ total compensation includes a base salary, bonus, employee benefits, a 401(k) plan with matching contributions, and a share of management fees earned from the Fund.  The general year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  However, Messrs. Sydow, Buckle and Lisko’s bonus is also derived from a contractual share of revenue for all high yield assets managed by the Adviser, including the assets in the Fund. Messrs. Lisko, Sydow, and Buckle also receive distributions from income generated as a partner in Grandview Capital Management, LLC.  Mr. McAdams receives compensation from his position at Anworth Management, LLC as Chairman, President and Chief Executive Officer.  With respect to management of other accounts, the portfolio managers also receive a salary plus a share of management fees earned from the accounts.  With respect to the management of other pooled investment vehicles, the portfolio managers receive a share of profits from the management fee charged to the vehicle, which includes a performance fee earned on excess returns above a threshold internal rate of return to investors.

Securities Owned in the Fund by Portfolio Managers.  As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund’s Class A shares as it had not commenced operations.  The portfolio managers beneficially owned the following amounts of the Fund’s former Investor Class as of November 30, 2014:

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Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the High Yield Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Robert Sydow	None
Kevin Buckle	$50,001-$100,000
James Lisko	$50,001-$100,000
Lloyd McAdams	Over $1,000,000

SERVICE PROVIDERS
Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund’s shares. Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost for the CCO services is charged to the Fund and approved by the Board annually.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

During the fiscal periods shown below, the Fund paid USBFS the following amounts for administration services:

Fiscal Year Ended November 30,
2014	2013	2012
$40,519	$37,247	$34,948

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, an affiliate of the Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous.

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The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Fund Accountant and Transfer Agent

USBFS also serves as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association, located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (“Custodian”) of the securities and other assets of the Fund.  The Custodian holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian, Distributor, Transfer Agent and Administrator are all affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm

[        ], is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.

Trust Counsel

Paul Hastings LLP (“Paul Hastings”), 75 E. 55th Street, New York, New York 10022, is counsel to the Trust and provides counsel on legal matters relating to the Fund.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

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Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.  Explicit brokerage commissions are not paid on these transactions.  However, commissions will be paid on the Fund’s futures and options transactions.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.

In placing portfolio transactions, the Adviser seeks best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research, as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to procedures adopted by the Trust and rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and SEC.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, when it is determined that one or more broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight was given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.  Additionally, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts that may be managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

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The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional ideas and information assisting the Fund in the valuation of its investments.

During the fiscal year ended November 30, 2014, the Fund did not pay any brokerage commissions.  The Adviser did not direct the Fund’s brokerage transactions to a broker because of research services during the Fund’s fiscal year ended November 30, 2014.  The Fund did not acquire securities of its regular brokers or dealers during the Fund’s fiscal year ended November 30, 2014.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These Disclosure Policies have been approved by the Board.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A complete listing of the Fund’s portfolio holdings is available at the end of each month with a lag time of five to ten business days on the Fund’s website at www.piamutualfunds.com.

Pursuant to the Fund’s Disclosure Policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

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Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Vanguard; Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and FactSet, which currently receives such information between the fifth and tenth business day following the end of each month; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and [              ]), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2)  considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3)  considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the Fund may receive compensation in connection with the disclosure of information about the portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s Board of Directors and to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

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There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  A copy of the Adviser’s Proxy Voting Policy can be found in Appendix A.

Conflict of Interest.  Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will disclose the conflict to the Board and may resolve the conflict by voting in accordance with the Adviser’s Proxy Policies or the Adviser will abstain from voting the securities held by the Fund, depending on the circumstances.

Proxy Voting Records.  The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  The Fund’s proxy voting record is available without charge, upon request by calling 1-800-251-1970 and on the SEC’s website at www.sec.gov.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) for the Class A shares.  The Rule 12b-1 Plan provides that the Fund’s Class A shares will compensate the Distributor or other intermediary at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares which may be paid for a distribution fee and for certain shareholder services to shareholders of the Fund’s Class A shares.  The Board has determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund’s Class A shares and its shareholders.  None of the Officers or Trustees of the Trust has any direct or indirect financial interest in the Rule 12b-1 Plan.

The Rule 12b-1 Plan, unless terminated as hereinafter provided, shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees and its Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance.  The Rule 12b-1 Plan may be terminated with respect to the Fund’s Class A shares at any time by a vote of a majority of the Independent Trustees or by the vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund’s Class A shares.  The Rule 12b-1 Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, as set forth in (ii) above, and all amendments must be and have been approved in the manner set forth under (i) above.

There were no distribution related expenses for the fiscal year ended November 30, 2014 because the Fund’s Class A shares have not been offered for sale to investors prior to the date of this SAI.

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SHAREHOLDER SERVICING PLAN

In addition, the Fund has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Class A shares of the Fund which is separate and distinct from the Rule 12b-1 Plan and under which the Adviser will arrange for others to provide certain specified shareholder services.  Such services may include: (a) establishing and maintaining accounts and records relating to shareholders who invest in the Fund; (b) aggregating and processing orders involving the shares of the Fund; (c) processing dividend and other distribution payments from the Fund on behalf of shareholders; (d) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (e) preparing tax reports or forms on behalf of shareholders; (f) forwarding communications from the Fund to shareholders; (g) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (h) providing sub-accounting with respect to Fund shares beneficially owned by shareholders, or the information to a Fund necessary for sub-accounting; (i) responding to shareholder inquiries relating to the services performed; and (j) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions.

As compensation for the provision of shareholder services, the Fund will pay the Adviser a monthly fee at an annual rate of 0.15% of the average daily net assets of the Class A shares of the Fund.  The Adviser will then pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Fund under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Fund’s shares owned by its customers.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

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DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share will be determined as of the close of regular trading (4:00 P.M., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests.  On any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early, the Fund may close trading early.

Purchase orders for Fund shares will be accepted only on days on which the Fund is open for business.  If a purchase order is received by the Distributor on a day when the Fund is not open for business, it will be processed on the next succeeding day the Fund is open for business (according to the succeeding day’s NAV).

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

Net Assets	=	NAV per share
Shares Outstanding

In determining the Fund’s NAV per share, common stocks that are listed on national securities exchanges are valued at the last sale price as of the close of trading, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices.  Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market.  Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  An option that is written by the Fund or purchased by the Fund is generally valued using composite pricing.  Composite pricing uses the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the options exchanges on which an option is quoted.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, as of closing, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

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When the Fund writes a call or a put, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent amount is included in the liability section.  This amount is “marked-to-market” to reflect the current market value of the call or put.  If a call the Fund wrote is exercised, the proceeds it receives on the sale of the related investment by it are increased by the amount of the premium it received.  If a put the Fund wrote is exercised, the amount it pays to purchase the related investment is decreased by the amount of the premium received.  If a call the Fund purchased is exercised by it, the amount it pays to purchase the related investment is increased by the amount of the premium it paid.  If a put the Fund purchased is exercised by it, the amount it receives on its sale of the related investment is reduced by the amount of the premium it paid.  If a call or put written by the Fund expires, it has a gain in the amount of the premium; if that Fund enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

The Fund prices foreign securities in terms of U.S. dollars at the official exchange rate.  Alternatively, the Fund may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.  If the Fund does not have either of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Generally, U.S. Government securities and other fixed income securities complete trading at various times prior to the close of the NYSE.  For purposes of computing NAV per share, the Fund uses the market value of such securities as of the time its trading day ends.  Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of the Fund’s NAV per share.  It is currently the policy of the Fund that events affecting the valuation of Fund securities occurring between such times and the close of the NYSE, if material, may be reflected in such NAV per share.

Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and the Fund’s NAV per share is not calculated.  When determining NAV per share, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded.  Securities trading in European countries and Pacific Rim countries are normally completed well before 4:00 P.M., Eastern Time.  It is currently the policy of the Fund that events affecting the valuation of Fund securities occurring between the time its NAV per share is determined and the close of the NYSE, if material, may be reflected in such NAV per share.

The Fund reserves the right to suspend or postpone redemptions during any period when:  (a) trading on the NYSE is restricted, as determined by the SEC, or that the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

SHAREHOLDER SERVICES

Systematic Withdrawal Plan.  A Systematic Withdrawal Plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the NAV per share with respect to the Fund.  The Systematic Withdrawal Plan provides for monthly or quarterly redemptions in any amount not less than $100 (which amount is not necessarily recommended).

The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment.  The Systematic Withdrawal Plan may be terminated at any time, and, while no fee is currently charged, the Fund reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days’ written notice to the shareholder.

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Withdrawal payments should not be considered as dividends, yield, or income.  If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted.

Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes.  The shareholder may purchase additional shares when participating in the Systematic Withdrawal Plan.

Automatic Investment Plan.  A shareholder who wishes to make additional investments in the Fund on a regular basis may do so by authorizing the Transfer Agent to deduct a fixed amount each month from the shareholder’s checking account at his or her bank.  This amount will automatically be invested in that Fund on the same day that the preauthorized debit is issued.  The shareholder will receive a confirmation from the Fund, and the bank account statement will show the amount charged.  The form necessary to begin this service is available from the Transfer Agent.

Tax Sheltered Retirement Plans.  Through the Distributor, retirement plans are either available or expected to be available for use by the self-employed (Keogh Plans), Individual Retirement Accounts (including SEP-IRAs) and “tax-sheltered accounts” under Section 403(b)(7) of the Code.  Adoption of such plans should be on advice of legal counsel or tax advisers.

For further information regarding plan administration, custodial fees and other details, investors should contact the Distributor.

Sales Charges and Dealer Reallowance
Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Your Investment(1)	Dealer Compensation as a % of Offering Price
Less than $25,000	4.00%	4.17%	4.00%
$25,000 but less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $750,000	2.00%	2.04%	2.00%
$750,000 but less than $1 Million	1.50%	1.52%	1.50%
$1 million and above(2)	0.00%	0.00%	0.00%
(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
The Transfer Agent will assess a 0.75% CDSC on purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The CDSC will be based on the value of your shares at the time of original purchase or their current market value, whichever is less.

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Breakpoints/Volume Discounts and Sales Charge Waivers

Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 30 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 4.00% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $20,000 to invest in the Fund, but intends to invest an additional $5,000 per month for the next 13 months for an additional $65,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 3.75% rather than 4.00%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the 4.00% sales load retroactively.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of the Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $20,000 investment in the Fund, which was sold with a 4.00% front-end load.  The investor intends to open a second account and purchase $20,000 of the Fund.  Using ROA, the new $20,000 investment is combined with the existing $20,000 investment to reach the $25,000 breakpoint, and the sales charge on the new investment is 3.75% (rather than the 2.50% for a single transaction amount).

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

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•	Individual or joint accounts held in your name;
•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;
•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;
•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and
•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Adviser and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

•	Qualified broker-dealers who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (OFAC), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

TAXES
General

The Fund has elected to qualify and intends to continue to qualify annually for tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their tax advisers for a complete review of the tax consequences of an investment in the Fund.

If the Fund fails to qualify as a regulated investment company under Subchapter M of the Code in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such that Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Distributions to shareholders, whether from that Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of that Fund.

If, as expected, the Fund qualifies as a regulated investment company, dividends from the Fund’s net investment income, including short-term capital gains, are taxable to shareholders as ordinary income, while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Such dividends and distributions are taxable to shareholders whether received in cash or reinvested in additional shares.  Since all or substantially all of the income of the Fund is derived from interest payments to it, none of the dividends of the Fund are expected to qualify for the intercorporate dividends received deduction or the reduced rate for qualified dividend income.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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Any dividend or capital gain distribution paid shortly after a purchase of shares of the Fund, will have the effect of reducing the NAV per share of such shares by the amount of the dividend or distribution.  Furthermore, if the NAV per share of the Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Capital losses do not expire and may be carried over by the Fund without limitation.  The Fund did not utilize short-term capital loss carryforwards during the fiscal year ended November 30, 2014.

Rule 17a-7 Transactions

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act (“Rule 17a-7”) pursuant to which the Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for cash payments.  For purposes of determining the number of shares to be issued, the securities involved in the exchange will be valued in accordance with Rule 17a-7.  Certain of the transactions may be tax-free with the result that the Fund acquires unrealized appreciation.  Most Rule 17a-7 transactions will be taxable.

Taxation of Hedging Instruments

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain.  If the Fund enters into a closing transaction with respect to the option, any gain or loss realized by the Fund as a result of the transaction will be short-term capital gain or loss.  If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security or futures contract, and the amount of the premium received will be added to the proceeds of sale for purposes of determining the amount of the capital gain or loss.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option.  If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the security or futures contract so acquired.

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Gains and losses resulting from the expiration, exercise or closing of futures contracts will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter “blended gain or loss”) for determining the character of distributions.  In addition, futures contracts held by the Fund on the last day of a fiscal year will be treated as sold for market value (“marked to market”) on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.  The realized gain or loss on the ultimate disposition of the futures contract will be increased or decreased to take into consideration the prior marked to market gains and losses.

The Fund may acquire put options.  Under the Code, put options on securities are taxed similar to short sales.  If the Fund owns the underlying security or acquires the underlying security before closing the option position, the option positions may be subject to certain modified short sale rules.  If the Fund exercises or allows a put option to expire, the Fund will be considered to have closed a short sale.  The Fund will generally have a short-term gain or loss on the closing of an option position.  The determination of the length of the holding period is dependent on the holding period of the security used to exercise that put option.  If the Fund sells the put option without exercising it, its holding period will be the holding period of the option.

Foreign Taxes

The Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S.  Such taxes would reduce the return on the Fund’s investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of the Fund’s total assets at the close of any taxable year consist of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders subject to certain exceptions for qualified fund of funds structures.  For any year that the Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any.  Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income.

If the pass-through election described above is made, the source of the Fund’s income flows through to its shareholders.  Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income.  In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source “passive income.”  For this purpose, foreign “passive income” includes dividends, interest, capital gains and certain foreign currency gains.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals.  If the Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income, and distributions by the Fund will be treated as U.S. source income.

Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will report:  (i) such shareholder’s portion of the foreign taxes paid; and (ii) the portion of the Fund’s dividends and distributions that represent income derived from foreign sources.

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Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.  In addition, if the requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose a 30% U.S.  withholding tax on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Fund.  If applicable, FATCA withholding will generally apply to payments of dividends made on or after July 1, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our shares.

Backup Withholding

Federal law requires the Fund to withhold as backup withholding currently at the rate of 28% of a non-corporate shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the social security or other taxpayer identification number they provide is correct and that the shareholder is not subject to backup withholding, or if such shareholder or the Internal Revenue Service notifies the Fund that backup withholding is required.  Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate federal income tax liability if proper documentation is provided.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies), as described above.

GENERAL INFORMATION

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund has two classes of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act (the “Rule”) provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

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In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 of 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have adopted separate codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Subject to certain conditions, each code of ethics permits access persons subject thereto to invest in securities, including securities that may be purchased or held by the Fund.  Each code of ethics generally prohibits, among other things, access persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for the fiscal year ended November 30, 2014, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A
PACIFIC INCOME ADVISERS, INC.
PROXY VOTING POLICY
2014

On January 31, 2003, the Securities and Exchange Commission approved proxy voting regulations for investment advisers registered with the SEC under the Advisers Act. The regulations require investment advisers to disclose their proxy voting policies and procedures to their clients.

1.VOTING PROXIES FOR NON-ERISA ACCOUNTS

In this regard, it is PIA’s policy to vote proxies for portfolio securities in accordance with the best economic interests of each client unless that client explicitly retains responsibility for proxy voting.

2.VOTING OF PROXIES FOR ERISA ACCOUNTS

The Department of Labor (“DOL”) takes the position that the fiduciary act of managing plan assets which are held as shares of corporate stock includes the obligation to vote proxies appurtenant to those shares of stock. Section 403(a) of Employee Retirement Income Security Act of 1974 (“ERISA”) requires plan trustees to have exclusive authority and responsibility for voting proxies, unless:

•
The plan  expressly  provides that  the  trustees are  subject  to  the discretion  of  a named fiduciary who is not a trustee (in which case the trustees are subject to proper directions made in accordance with the terms of the plan and not contrary to ERISA); and

•	The authority to manage, acquire or dispose of assets of the plan is delegated to one or more investment managers pursuant to Section 402 of ERISA.

1.  PROCEDURES

PIA has adopted the following procedures in relation to the voting of proxies:

•
At the opening of each client relationship, the RIA responsible for the client  will determine whether PIA will have proxy voting responsibility and if so whether the client has any specific guidelines or policies it require PIA to comply with.

•
All investment advisory agreements with clients specify whether PIA, the client or (in the case of ERISA Accounts) the plan trustees or a named fiduciary have proxy voting authority. All agreements with Wrap-Fee sponsors provide that PIA has proxy voting authority unless the client explicitly retains responsibility for proxy voting in writing.

•	All proxy voting materials received by PIA will be forwarded to Operations whose responsibilities will include but not be limited to:

(i)	Reconciliation of proxies received against securities held and obtaining any missing proxy materials / ballots prior to the voting deadline.

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(ii)	Forwarding all applicable proxy materials to those clients who have retained authority to vote proxies.

(iii)	Voting proxies in accordance with the Compliance Committee’s recommendations and guidelines.

(iv)	Transmitting voted proxies to the appropriate issuers.

(v)	Recording how each proxy was voted for PIA clients

(vi)	Maintaining appropriate proxy voting records by issuer and for clients.

(vii)	Preparing and providing proxy voting reports to the CCO upon request.

•
If any conflict or potential conflict of interest arises in the execution of PIA’s proxy voting responsibilities, Operations will refer the matter to the Compliance Committee who will review and resolve any such conflict in the best interests of all affected clients. The Compliance Committee will either instruct Operations to vote the affected proxies in accordance with the Compliance Committee’s specific instructions or provided that the client is not an ERISA client, either request the client to vote their own proxies or abstain from any voting. In all cases the Compliance Committee will disclose the conflict to all affected clients and notify them of the specific action taken.

•	The CCO is responsible for ensuring that an accurate summary of PIA’s proxy voting procedures is included in PIA’s client disclosure document and on its website at all times.

PIA will maintain adequate records to document the voting process for all clients.

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PART C
PIA Funds

OTHER INFORMATION
Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (PIA BBB Bond Fund and PIA Short-Term Securities Fund) dated September 13, 2004, was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (PIA MBS Bond Fund) dated February 28, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(iii)
Investment Advisory Agreement (PIA High Yield Fund and PIA High Yield (MACS) Fund) dated August 30, 2010, was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(A)
Amendment (PIA Short Duration Bond Fund) dated June 12, 2012, to the Investment Advisory Agreement, was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(B)	Amendment (PIA High Yield Fund) dated December 4, 2014, to the Investment Advisory Agreement – to be filed by amendment.

(e)
Distribution Agreement dated July 13, 2005, was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(i)
Amendment dated July 13, 2006, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(ii)
Second Amendment dated June 3, 2010, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(iii)
Third Amendment dated December 6, 2012, to the Distribution Agreement, was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated March 20, 2008, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(C)
Amendment dated July 15, 2008, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(D)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(E)
Amendment dated December 6, 2012, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated May 18, 2007, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated March 20, 2008, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(C)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(D)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Trust’s Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(E)
Amendment dated December 6, 2012, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated May 14, 2007, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated March 20, 2008, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Trust’s Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(C)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Trust’s Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(D)
Amendment dated December 6, 2012, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(iv)	Powers of Attorney

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated March 20, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No.  577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(v)	Operating Expenses Limitation Agreement

(A)
Operating Expenses Limitation Agreement (PIA High Yield Fund) dated August 30, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(1)
Amendment (PIA Short Duration Bond Fund) dated June 12, 2012, to the Operating Expenses Limitation Agreement (PIA High Yield Fund), was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(B)
Operating Expenses Limitation Agreement (PIA Short-Term Securities Fund) dated March 30, 2011, was previously filed with Post-Effective Amendment No. 412 to the Registration Statement on Form N-1A on March 27, 2012, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion (PIA BBB Bond Fund and PIA Short-Term Securities Fund) dated December 28, 2004, was previously filed with Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A on December 29, 2004, and is incorporated herein by reference.

(ii)
Legal Opinion (PIA MBS Bond Fund) dated May 27, 2008, was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(iii)
Legal Opinion (PIA High Yield Fund and PIA High Yield (MACS) Fund) dated August 27, 2010, was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(iv)
Legal Opinion (PIA Short Duration Bond Fund) dated August 16, 2013 was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(j)	Other Opinions

(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(ii)	Consent of Ashland Partners & Company LLP – to be filed by amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(i)
Share Marketing Plan dated September 13, 2004, was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(ii)
Share Marketing Plan (PIA Short-Term Securities Fund) dated June 13, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(iii)
Amended and Restated Distribution and Service Plan (PIA High Yield Fund and PIA Short Duration Bond Fund) dated June 12, 2012, was previously filed with Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013, and is incorporated herein by reference.

(n)	Amended and Restated Multiple Class (Rule 18f-3) Plan dated December 31, 2014 – to be filed by amendment.

(o)	Shareholder Servicing Plan (PIA High Yield Fund) dated December 4, 2014 – to be filed by amendment.

(p)	Reserved.

(q)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014 was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 21, 2014, and is incorporated herein by reference.

(ii)	Code of Ethics for Adviser dated June 2014 – to be filed by amendment.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 21, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”)  the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-27828) dated November 28, 2014.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.

Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Pacific Income Advisers, Inc. 1299 Ocean Avenue, Suite 210 Santa Monica, California 90401
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 631 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 23rd day of January 2015.

Advisors Series Trust

By: /s/ Douglas G. Hess
    Douglas G. Hess
    President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 631 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	January 23, 2015
Gail S. Duree

Donald E. O’Connor*	Trustee	January 23, 2015
Donald E. O’Connor

George J. Rebhan*	Trustee	January 23, 2015
George J. Rebhan

George T. Wofford*	Trustee	January 23, 2015
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	January 23, 2015
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	January 23, 2015
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	January 23, 2015
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		January 23, 2015
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney